Composition of Installment Loans By Domicile and Type of Borrower (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 2,478,054	¥ 2,315,555
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	42,292	53,341
Japan | Consumer Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,048,216	973,439
Japan | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		243,225	228,868
Japan | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		22,866	24,875
Japan | Consumer Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,314,307	1,227,182
Japan | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		227,568	228,062
Japan | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		41,535	72,625
Japan | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		401,718	409,846
Japan | Corporate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		670,821	710,533
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		450,634	324,499
Overseas | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		367,401	222,920
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 83,233	¥ 101,579

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").